Submission	Jun. 09, 2026
Submission [Line Items]
Central Index Key	0001050797
Registrant Name	COLUMBIA SPORTSWEAR CO
Form Type	S-8
Submission Type	S-8
Fee Exhibit Type	EX-FILING FEES